Contract revenues, Changes in Contract Assets and Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract revenues [Abstract]
Accrued income, beginning balance	SFr 1,095	SFr 3,667
Accrued income, additions	2,354	2,211
Accrued income, deductions	(1,858)	(4,783)
Accrued income, ending balance	1,591	1,095
Deferred income, beginning balance	4,477	351
Deferred income, additions	1,467	7,686
Deferred income, deductions	(5,638)	(3,560)
Deferred income, ending balance	SFr 306	SFr 4,477